Balance Sheets - annual (Annual Member, USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 53,078	$ 107,181
Accounts receivable	46,424	41,675
Inventory	24,109	142,065
Prepaid expenses	32,889	109,062
Total current assets	156,500	399,983
Property and Equipment (Net)	10,392	16,150
Other Assets
Prepaid expenses (non-current portion)		27,266
Deposits	2,872	2,872
Total other assets	2,872	30,138
Total assets	169,764	446,271
Accounts payable and accrued expenses	357,803	681,197
Deferred compensation	124,190	28,102
Accrued and withheld payroll taxes payable	170,509	155,886
Accrued interest payable	43,125	54,885
Accrued royalties payable	225,000	225,000
Loans from stockholders	251,054	199,173
Notes payable	126,116	197,058
Stock settlement payable		124,578
Deferred revenue	121,975	215,976
Total current liabilities	1,419,772	1,881,855
Long-term portion of notes payable	46,098	76,231
Total liabilities	1,465,870	1,958,086
Convertible preferred stock, authorized 10,000,000 shares, $.001 par value, Issued and outstanding 3,489,647 Issued and outstanding 2,989,647	3,490	2,990
Common stock, authorized 950,000,000 shares, $.001 par value,Issued and outstanding 222,399,749 Issued and outstanding 170,421,178	222,399	170,421
Stock settlement in process		(124,578)
Common stock issuable	538,720	267,000
Additional paid in capital	25,550,331	23,775,297
Accumulated deficit	(27,611,046)	(25,602,945)
Total stockholders' deficit	(1,296,106)	(1,511,815)
Total Liabilities and Stockholders' Deficit	$ 169,764	$ 446,271